Segmented Information - Additional Information (Detail)	12 Months Ended
Mar. 30, 2013 Segment
Segment Information [Line Items]
Number of reportable segment	2
Birks Brand [Member] | Retail Segment [Member]
Segment Information [Line Items]
Number of retail stores	30
Mayors Brand [Member] | Retail Segment [Member]
Segment Information [Line Items]
Number of retail stores	20
Rolex Brand [Member] | Retail Segment [Member]
Segment Information [Line Items]
Number of retail stores	1
Brinkhaus Brand [Member] | Retail Segment [Member]
Segment Information [Line Items]
Number of retail locations	2